Income tax (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$ 650,601	$ 13,724
Total gross deferred tax assets	650,601	13,724
Valuation allowance on deferred tax assets	(637,915)
Deferred tax assets, net of valuation allowance	$ 12,686	$ 13,724